Note 6 Negative scenario of GDP, unemployment rate and HPI for the main geographies (Details) - negative scenario [Member]	Jun. 30, 2022
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	3.54%
Unemployment	15.34%
HPI	(3.35%)
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.82%
Unemployment	15.40%
HPI	1.93%
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.72%
Unemployment	14.48%
HPI	0.57%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.74%
Unemployment	13.40%
HPI	(0.17%)
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.65%
Unemployment	12.10%
HPI	(0.62%)
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.53%
Unemployment	10.88%
HPI	(0.59%)
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	0.39%
Unemployment	3.68%
HPI	1.33%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.50%
Unemployment	3.62%
HPI	2.83%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.72%
Unemployment	3.53%
HPI	3.33%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.73%
Unemployment	3.44%
HPI	3.68%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.72%
Unemployment	3.38%
HPI	3.83%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.72%
Unemployment	3.32%
HPI	3.78%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	(1.48%)
Unemployment	13.38%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	0.39%
Unemployment	14.80%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.84%
Unemployment	14.45%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.16%
Unemployment	14.33%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.91%
Unemployment	14.42%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.88%
Unemployment	14.39%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	(0.66%)
Unemployment	9.18%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.02%
Unemployment	8.87%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.41%
Unemployment	7.98%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.29%
Unemployment	7.87%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.26%
Unemployment	7.54%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.17%
Unemployment	7.35%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	(1.25%)
Unemployment	13.17%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(1.25%)
Unemployment	11.41%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.79%
Unemployment	9.33%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.37%
Unemployment	7.88%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.34%
Unemployment	7.84%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.35%
Unemployment	7.79%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	3.06%
Unemployment	12.46%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.63%
Unemployment	12.33%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.20%
Unemployment	11.71%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.54%
Unemployment	10.86%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.53%
Unemployment	10.18%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.56%
Unemployment	9.59%